Leases (Details) - Schedule of future minimum lease payments under the non-cancellable operating lease - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of future minimum lease payments under the non-cancellable operating lease [Abstract]
2023	$ 298,924	$ 99,899
2024
Future minimum operating lease payments	$ 298,924	212,286
2022		$ 112,387